Deposits and Other Receivables - Schedule of Deposits and Other Receivables (Details)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2023 MYR (RM)
Deposits and Other Receivables [Abstract]
Advances to subcontractors	RM 820	$ 202	RM 11,249,508	RM 22,809,654
Other deposits	33,427,600	8,241,520	22,968	709
Total	RM 33,428,420	$ 8,241,722	RM 11,272,476	RM 22,810,363